Taxation - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	¥ 53,670		¥ 57,080
Payroll and expense accrued	4,909		5,634
Net operating tax loss carry forwards	25,200		23,802
Share of loss on equity method investment	1,450		1,070
Impairment of long-term investments	5,463		1,000
Allowance for doubtful accounts and inventory	5,740		1,772
Others	1,015		870
Valuation allowance	(49,927)		(35,708)	¥ (28,043)	¥ (15,743)
Total deferred tax assets, net	47,520		55,520
Deferred tax liabilities
Assets arisen from business combination and assets acquisition	38,577		8,522
Total deferred tax liabilities	¥ 38,577	$ 6,054	¥ 8,522